UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [    ]; Amendment Number:  _____
This Amendment (Check only one.):  [    ] is a restatement.
                                   [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Laurel Trust Company
Address:    551 Main Street
            Johnstown, PA 15901

Form 13F File Number:    28-07668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mr. Kim Craig
Title:      President and Chief Operating Officer
Phone:      814 536 2110

Signature, Place, and Date of Signing:

/s/ Kim Craig               Johnstown, Pennsylvania         November 13, 2000
---------------------       -----------------------         -----------------


Report Type:

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 2

Form 13F Information Table Entry Total:                            100

Form 13F Information Table Value Total:                            $181,986
                                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.             Form 13F File Number            Name

1               28-07666                        BT Financial Corporation
2               28-5411                         Laurel Investment Advisors, Inc.


                                                      FORM 13F INFORMATION TABLE


                                  TITLE OF  CUSIP NUMBER    VALUE   SHRS OR  SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                     CLASS                  (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------   ---------- ------------  --------  -------  ---  ----  ----------  --------   -------------------
ABBOTT LABS                         COM      002824100     3690      77608   SH           OTHER                77136     11    461
AGILENT TECHNOLOGIES INC            COM      00846U101     577       11803   SH           OTHER                11803     0      0
ALCATEL                          SPONSORED   013904305     221        3519   SH           OTHER                3519      0      0
                                    ADR
AMERICA ONLINE INC DEL              COM      02364J104     494        9193   SH           OTHER                9193      0      0
AMERICAN EXPRESS CO                 COM      025816109     347        5724   SH           OTHER                5724      0      0
AMERICAN GENERAL CORP               COM      026351106     284        3648   SH           OTHER                3648      0      0
AMERICAN HOME PRODS CORP            COM      026609107     361        6389   SH           OTHER                6389      0      0
AMERICAN INTL GROUP INC             COM      026874107     6133      64111   SH           OTHER                63676     30    405
AMGEN INC                           COM      031162100     6055      86727   SH           OTHER                86727     0      0
AUTOMATIC DATA PROCESSING INC       COM      053015103     6079      90918   SH           OTHER                90147    200    571
BP AMOCO PLC                     SPONSORED   055622104     391        7396   SH           OTHER                7396      0      0
                                    ADR
BT FINL CORP                        COM      055763106     3269      176730  SH           OTHER               176730     0      0
BT FINL CORP                        COM      055763106     467       25279   SH          DEFINED               25179     0     100
BANK OF AMERICA CORP                COM      060505104     327        6245   SH           OTHER                6245      0      0
BANKNORTH GROUP INC NEW             COM      06646R107     230       12892   SH           OTHER                12892     0      0
BEA SYSTEMS INC                     COM      073325102     1059      13602   SH           OTHER                13602     0      0
BELLSOUTH CORP                      COM      079860102     263        6546   SH           OTHER                6546      0      0
BOEING COMPANY                      COM      097023105     264        4200   SH           OTHER                4200      0      0
CARDINAL HEALTH INC                 COM      14149Y108     555        6297   SH           OTHER                6297      0      0
CATERPILLAR INC                     COM      149123101     568       16834   SH           OTHER                16802     32     0
CENDANT CORP                        COM      151313103     516       47542   SH           OTHER                47542     0      0
CISCO SYS INC                       COM      17275R102     8700      157484  SH           OTHER               155924    400   1160
CISCO SYS INC                       COM      17275R102     295        5345   SH          DEFINED               5345      0      0
CITIGROUP INC                       COM      172967101     6961      128774  SH           OTHER               125392     88   3294
COCA COLA CO                        COM      191216100     318        5775   SH           OTHER                5775      0      0
COMPUTER ASSOC INTL INC             COM      204912109     367       14605   SH           OTHER                14605     0      0
DELL COMPUTER CORP                  COM      247025109     1528      49602   SH           OTHER                49432    100    70
DU PONT E I DE NEMOURS & CO         COM      263534109     1157      27940   SH           OTHER                27940     0      0
E M C CORP MASS                     COM      268648102    12113      122214  SH           OTHER               121814    400     0
E M C CORP MASS                     COM      268648102     289        2920   SH          DEFINED               2920      0      0
EASTMAN KODAK CO                    COM      277461109     736       18050   SH           OTHER                12413     25   5612
EXXON MOBIL CORP                    COM      30231G102     3475      39000   SH           OTHER                38962     38     0

FEDERAL HOME LN MTG CORP            COM      313400301     3122      57764   SH           OTHER                57375     25    364
FEDERAL NATL MTG ASSN               COM      313586109     411        5760   SH           OTHER                 5760     0      0
FIRST COMWLTH FINL CORP PA          COM      319829107     224       23216   SH           OTHER                22216     0    1000
GEMSTAR-TV GUIDE INTL INC           COM      36866W106     874       10035   SH           OTHER                10035     0      0
GENERAL ELEC CO                     COM      369604103     7027      121831  SH           OTHER               121117     42    672
GENERAL ELEC CO                     COM      369604103     517        8975   SH          DEFINED               5975      0    3000
GENERAL MTRS CORP                   COM      370442105     924       14216   SH           OTHER                14190     26     0
GILLETTE CO                         COM      375766102     1152      37353   SH           OTHER                36903     17    433
HEWLETT PACKARD CO                  COM      428236103     789        8141   SH           OTHER                8141      0      0
HOME DEPOT INC                      COM      437076102     2065      38936   SH           OTHER                38838     0     98
HONEYWELL INTL CORP                 COM      438516106     296        8325   SH           OTHER                8325      0      0
HUNTINGTON BANCSHARES INC           COM      446150104     4931      335933  SH           OTHER               335933     0      0
INTEL CORP                          COM      458140100     5371      129255  SH           OTHER               128440     0     815
INTEL CORP                          COM      458140100     241        5817   SH          DEFINED               5817      0      0
INTERNATIONAL BUSINESS MACHS        COM      459200101     6708      59630   SH           OTHER                59308     22    300
INTERNATIONAL BUSINESS MACHS        COM      459200101     283        2523   SH          DEFINED               1523      0    1000
INTL PAPER CO                       COM      460146103     223        7781   SH           OTHER                7767      14     0
ISHARES TR                        S & P 500  464287200     502        3500   SH           OTHER                3500      0      0
                                   INDEX
JOHNSON & JOHNSON                   COM      478160104     591        6295   SH           OTHER                6295      0      0
JUNIPER NETWORKS INC                COM      48203R104     996        4554   SH           OTHER                4554      0      0
LILLY ELI & CO                      COM      532457108     701        8653   SH           OTHER                8653      0      0
LINEAR TECHNOLOGY CORP              COM      535678106     1281      19787   SH           OTHER                19787     0      0
MBNA CORPORATION                    COM      55262L100     5120      133002  SH           OTHER               132041     63    898
MAXIM INTEGRATED PRODS INC          COM      57772K101     1457      18122   SH           OTHER                18122     0      0
MCDONALDS CORP                      COM      580135101     267        8880   SH           OTHER                8880      0      0
MEDTRONIC INC                       COM      585055106     5270      101734  SH           OTHER                99482     48   2204
MELLON FINL CORP                    COM      58551A108     326        7045   SH           OTHER                7045      0      0
MERCK & CO INC                      COM      589331107     4646      62434   SH           OTHER                62100     20    314
MERCK & CO INC                      COM      589331107     319        4293   SH          DEFINED               4293      0      0
MERRILL LYNCH & CO INC              COM      590188108     6007      91025   SH           OTHER                90297    100    628
MICROSOFT CORP                      COM      594918104     2732      45303   SH           OTHER                44951     30    322
MICRON TECHNOLOGY INC               COM      595112103     367        7993   SH           OTHER                7993      0      0
MINNESOTA MNG & MFG CO              COM      604059105     1196      13132   SH           OTHER                13110     22     0
MORGAN J P & CO INC                 COM      616880100     1787      10945   SH           OTHER                10926     19     0
MYLAN LABS INC                      COM      628530107     233        8668   SH           OTHER                8668      0      0

NORTEL NETWORKS CORP NEW            COM      656568102     560        9416   SH           OTHER                9416      0      0
NORTHERN TRUST CORP                 COM      665859104     6560      73828   SH           OTHER                73210    100    518
ORACLE CORP                         COM      68389X105     3115      39563   SH           OTHER                39413    100    50
PNC FINL SVCS GROUP INC             COM      693475105     248        3830   SH           OTHER                3830      0      0
PEPSICO INC                         COM      713448108     772       16790   SH           OTHER                16790     0      0
PFIZER INC                          COM      717081103     2998      66734   SH           OTHER                66497     6     231
PHARMACIA CORP                      COM      71713U102     234        3890   SH           OTHER                3890      0      0
PROCTER & GAMBLE CO                 COM      742718109     489        7310   SH           OTHER                7310      0      0
QUALCOMM INC                        COM      747525103     273        3834   SH           OTHER                3834      0      0
RAMBUS INC DEL                      COM      750917106     1578      20000   SH           OTHER                20000     0      0
ROYAL DUTCH PETE CO                NY REG    780257804     209        3500   SH           OTHER                3500      0      0
                                  GLD 1.25
S & T BANCORP INC                   COM      783859101     228       12032   SH           OTHER                12032     0      0
SBC COMMUNICATIONS INC              COM      78387G103     1806      36156   SH           OTHER                36105     51     0
SBC COMMUNICATIONS INC              COM      78387G103     255        5105   SH          DEFINED               4309      0     796
SAFEWAY INC                         COM      786514208     3443      73761   SH           OTHER                73297     35    429
SCHERING PLOUGH CORP                COM      806605101     420        9033   SH           OTHER                9033      0      0
SCHWAB CHARLES CORP NEW             COM      808513105     2800      78890   SH           OTHER                78890     0      0
SUN MICROSYSTEMS INC                COM      866810104     741        6350   SH           OTHER                6350      0      0
SUSQUEHANNA BANCSHARES INC PA       COM      869099101     764       50100   SH           OTHER                50100     0      0
TELLABS INC                         COM      879664100     493       10326   SH           OTHER                10326     0      0
TEXTRON INC                         COM      883203101     818       17755   SH           OTHER                17755     0      0
THREE RIVERS BANCORP INC            COM      88562Q107     415       51905   SH           OTHER                51905     0      0
TIME WARNER INC                     COM      887315109     210        2685   SH           OTHER                2685      0      0
TYCO INTL LTD NEW                   COM      902124106     3655      70482   SH           OTHER                70482     0      0
TYCO INTL LTD NEW                   COM      902124106     206        3986   SH          DEFINED               3986      0      0
US BANCORP DEL                      COM      902973106     425       18722   SH           OTHER                18722     0      0
USBANCORP INC PA                    COM      917292104     400       102724  SH           OTHER               102724     0      0
VERIZON COMMUNICATIONS              COM      92343V104     1487      30706   SH           OTHER                30706     0      0
VERITAS SOFTWARE CO                 COM      923436109     383        2700   SH           OTHER                2700      0      0
VIACOM INC                          CLB      925524308     5796      99089   SH           OTHER                98315     45    729
VIACOM INC                          CLB      925524308     224        3844   SH          DEFINED               3628      0     216
WAL MART STORES INC                 COM      931142103     2618      54409   SH           OTHER                53858     0     551
WORLDCOM INC GA NEW                 COM      98157D106     318       10477   SH           OTHER                10477     0      0
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GRAND TOTALS                                              181986    3685700                                   3656350  2109  27241
